SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total	$ 82,374	$ 19,055	$ 15,739
Total	2,431,138	1,947,154	264,850
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	8,875	4,583
Qionglai Weide Pharmacy [Member]
Related Party Transaction [Line Items]
Total			10,421
Sichuan Aixin Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Total	150	4,237
Chengdu Xindu Cundetang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total			5,318
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total	11,978	10,235
Quanzhong Lin [Member]
Related Party Transaction [Line Items]
Total	2,317,265	1,822,705	258,862
Yirong Shen [Member]
Related Party Transaction [Line Items]
Total	92,564	97,292
Branch Manager [Member]
Related Party Transaction [Line Items]
Total		1,667
Chengdu Aixin E-Commerce Company Ltd. [Member]
Related Party Transaction [Line Items]
Total	14,631	15,378	3,240
Chengdu Aixin International travel service Co, Ltd [Member]
Related Party Transaction [Line Items]
Total	6,678	2,388
Chengdu Beibang Pharmacy [Member]
Related Party Transaction [Line Items]
Total			2,748
Aixin Life Beauty [Member]
Related Party Transaction [Line Items]
Total		7,724
Chengdu Fuxiang Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Total	27,303
Chengdu Wenjiang District Heneng Hupu Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Total	$ 34,068